Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Delaware Tax-Free Minnesota Fund))	0 Months Ended
Dec. 29, 2011
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.38%
5 Years	4.09%
10 Years	4.83%
Class A
Average Annual Return:
1 Year	(3.23%)
5 Years	2.48%
10 Years	4.05%
Class A | return after taxes on distributions
Average Annual Return:
1 Year	(3.32%)
5 Years	2.44%
10 Years	3.98%
Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(0.70%)
5 Years	2.69%
10 Years	4.08%
Class B
Average Annual Return:
1 Year	(3.32%)
5 Years	2.40%
10 Years	3.90%
Class C
Average Annual Return:
1 Year	(0.41%)
5 Years	2.67%
10 Years	3.76%